SCHEDULE OF CONCENTRATION OF ACCOUNTS RECEIVABLE (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	17.00%	0.00%
Customer B [Member]
Product Information [Line Items]
Concentration risk percentage		12.00%
Customer C [Member]
Product Information [Line Items]
Concentration risk percentage	6.00%	30.00%